Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Borrowings
Note 11 - Borrowings

The Bank has two line of credit commitments from two different banks totaling $1.5 million.  These lines of credit are demand facilities subject to continued review and modification or suspension at any time.  Advances are secured by certain qualifying assets of the Bank composed of loans.  There were no borrowings under these lines of credit at December 31, 2013 and 2012.  As of December 31, 2013 Quaint Oak Bank has $1.8 million in borrowing capacity with the Federal Reserve Bank of Philadelphia.  There were no borrowings under this facility at December 31, 2013.  The Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $49.7 million.  Federal Home Loan Bank advances are secured by qualifying assets of the Bank.

Federal Home Loan Bank advances consist of the following at December 31, 2013 and 2012 (in thousands):

	2013		2012
Maturity Period	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
1 to12 months	$5,500	0.25%	$2,000	4.19%